Postretirement Benefit Plans - Summary of Components of Expense (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Service cost – Operating			$ 19	$ 24	$ 23
Interest cost			17	15	17
Expected return on plan assets			(27)	(27)	(26)
Amortization of net loss (gain)			5	17	18
Amortization of prior service cost (credit)			(5)	(4)	(4)
Curtailment / settlement loss (gain)			0	0	(1)
Non-operating			(10)	1	4
Net periodic (income) expense	$ 33	$ 31	$ 9	$ 25	$ 27
Pension Plan [Member]
Service cost – Operating	14	5
Interest cost	292	4
Expected return on plan assets	(356)	(7)
Amortization of net loss (gain)	(29)	2
Amortization of prior service cost (credit)	(1)	(1)
Non-operating	(94)	(2)
Net periodic (income) expense	(80)	3
Other Postretirement Benefits Plan [Member]
Service cost – Operating	2	0
Interest cost	15	0
Expected return on plan assets	0	0
Amortization of net loss (gain)	(16)	0
Amortization of prior service cost (credit)	(22)	0
Non-operating	(23)	0
Net periodic (income) expense	$ (21)	$ 0